Schedule of Contract Asset (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	$ 789,914
Ending balance		789,914
Less: current portion	(516,283)	(516,283)
Total non-current portion	2,452,345	2,581,417
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	2,049,599
Initial recognition as per Second Amended CAA		2,135,000
Amortization	(85,401)	(85,401)
Ending balance	1,964,198	2,049,599
Less: current portion	(341,600)	(341,600)
Total non-current portion	1,622,598	1,707,999
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	1,048,101
Initial recognition as per Second Amended CAA		1,091,772
Amortization	(43,671)	(43,671)
Ending balance	1,004,430	1,048,101
Less: current portion	(174,683)	(174,683)
Total non-current portion	829,747	873,418
ASC460 and ASC326 Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	3,097,700
Initial recognition as per Second Amended CAA		3,226,772
Amortization	(129,072)	(129,072)
Ending balance	2,968,628	3,097,700
Less: current portion	(516,283)	(516,283)
Total non-current portion	$ 2,452,345	$ 2,581,417